Derivatives and Hedging Activities Derivatives and Hedging Activities	12 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
DERIVATIVES AND HEDGING ACTIVITIES

The Company periodically enters into certain interest rate swap agreements in order to provide commercial loan customers the ability to convert their obligations from variable to fixed interest rates. Under these agreements, the Company enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as hedges under "FASB ASC 815, Derivatives and Hedging", the instruments are marked to market in earnings.
The notional amount of open interest rate swap agreements at September 30, 2013 was $83,593,679. There was no net impact on income due to changes in fair value for the 12 months ended September 30, 2013 as the changes in value for the asset swap and the liability swap offset each other. The fee income related to swaps was $552,609 for 2013, and this amount is included in miscellaneous loan fees.
The Company periodically enters into forward contracts to purchase mortgage-backed securities as part of its interest rate risk management program. The Company has determined anticipated purchase dates for each forward commitment to be mid-October 2013. The notional amount of commitments to purchase mortgage-backed securities at September 30, 2013 was $200,000,000. The fair value of these contracts is included with the available-for-sale securities on the statement of financial condition.
The following table presents the fair value and balance sheet classification of derivatives not designated as hedging instruments at September 30, 2013 and September 30, 2012:

	Asset Derivatives				Liability Derivatives
	September 30, 2013		September 30, 2012		September 30, 2013		September 30, 2012
	Balance Sheet		Balance Sheet		Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value	Location	Fair Value	Location	Fair Value
	(In thousands)
Interest rate contracts	Other assets	$7	N/A	N/A	Other liabilities	$7	N/A	N/A
Commitments to purchase MBS	AFS securities	3,188	N/A	N/A	N/A	N/A	N/A	N/A